SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLIERS
Schedule of Suppliers

	12/31/2018	12/31/2017
CURRENT
Goods, Materials and Services	2,523,449	7,652,713
Energy Purchased for Resale	835,607	1,309,172
CCEE - Short-term energy	1,494	105,602
Parcels of BR Distribuidora	—	1,376,265
	3,360,550	10,443,752

NON-CURRENT
Goods, Materials and Services	16,555	14,031
Parcels of Petrobras	—	7,618,031
Energy Purchased for Resale	—	163,283
	16,555	7,795,345
	3,377,105	18,239,097